Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Net (loss) income	$ (529,010)	$ 164,004	$ 105,472
Unrealized (losses) gains from marketable securities	(894)	(11,438)	2,782
Impairment losses reclassified to Statement of Operations	0	9,425	0
Foreign currency translation (losses) gains	(49)	(137)	759
Other comprehensive (loss) income, net of tax	(943)	(2,150)	3,541
Comprehensive (loss) Income	(529,953)	161,854	109,013
Comprehensive (loss) income attributable to stockholders of Frontline Ltd.	(530,544)	159,257	106,242
Comprehensive income attributable to noncontrolling interest	591	2,597	2,771
Comprehensive (loss) Income	$ (529,953)	$ 161,854	$ 109,013